Accounts Receivables, Net - Schedule of Accounts Receivables (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivables [Abstract]
Accounts receivable	¥ 5,074	¥ 6,522
Less: allowance for credit loss
Accounts receivable, net	¥ 5,074	¥ 6,522